Document and Entity Information	Nov. 05, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001323885
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	AtriCure, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-51470
Entity Tax Identification Number	34-1940305
Entity Address, Address Line One	7555 Innovation Way
Entity Address, City or Town	Mason
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45040
City Area Code	(513)
Local Phone Number	755-4100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.001 par value
Trading Symbol	ATRC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false